ORDINARY SHARES AND ORDINARY SHARE WARRANTS (Tables)	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Schedule Of Stock Reserved For Future Issuance
As of December 31, 2023 and 2022, the Company had reserved ordinary shares for future issuance as follows:

	December 31, 2023	December 31, 2022
Share options	4,250,988	6,379,785
Options to restricted shares	20,046,080	20,217,940
RSUs	3,034,203	479,497
Ordinary share warrants	2,076,014	1,955,725
Redeemable convertible preferred shares	5,000,000	—
Shares available for future grant of equity awards	5,231,186	8,975,028
Total shares of ordinary share reserved	39,638,471	38,007,975